Deposits (Summary of Deposit Liabilities) (Details) - CAD ($) $ in Millions	Jul. 31, 2026	Oct. 31, 2025
Disclosure Of Deposits From Customers [Line Items]
Demand	$ 195,759
Notice	687,336
Term	633,786
Total deposits	1,516,881	$ 1,502,322
Trading deposits [Member]
Disclosure Of Deposits From Customers [Line Items]
Demand	0
Notice	0
Term	43,486
Total deposits	43,486	37,882
Personal, Banks, and Business And Government [Member]
Disclosure Of Deposits From Customers [Line Items]
Demand	195,759
Notice	687,336
Term	377,629
Total deposits	1,260,724	1,267,104
Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Demand	28,004
Notice	482,682
Term	134,487
Total deposits	645,173	650,396
Bank Deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Demand	9,917
Notice	422
Term	25,726
Total deposits	36,065	27,233
Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Demand	157,838
Notice	204,232
Term	217,416
Total deposits	579,486	589,475
Deposits designated at fair value through profit or loss [member]
Disclosure Of Deposits From Customers [Line Items]
Demand	0
Notice	0
Term	212,671
Total deposits	212,671	197,336
Canada [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	877,707
Canada [member] | Trading deposits [Member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	28,725
Canada [member] | Personal, Banks, and Business And Government [Member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	802,531
Canada [member] | Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	359,306
Canada [member] | Bank Deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	21,568
Canada [member] | Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	421,657
Canada [member] | Deposits designated at fair value through profit or loss [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	46,451
Canada [member] | Non interest bearing deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	62,467	60,796
Canada [member] | Interest bearing deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	815,240	834,275
United States [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	557,355
United States [member] | Trading deposits [Member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	7,144
United States [member] | Personal, Banks, and Business And Government [Member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	456,416
United States [member] | Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	285,867
United States [member] | Bank Deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	13,620
United States [member] | Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	156,929
United States [member] | Deposits designated at fair value through profit or loss [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	93,795
United States [member] | Non interest bearing deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	74,350	73,364
United States [member] | Interest bearing deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	483,005	468,328
International [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	81,819
International [member] | Trading deposits [Member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	7,617
International [member] | Personal, Banks, and Business And Government [Member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	1,777
International [member] | Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	0
International [member] | Bank Deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	877
International [member] | Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	900
International [member] | Deposits designated at fair value through profit or loss [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	72,425
International [member] | Non interest bearing deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	43	1
International [member] | Interest bearing deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	$ 81,776	$ 65,558